Reverse Stock Split	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Reverse Stock Split [Abstract]
REVERSE STOCK SPLIT

Note 2 – Reverse Stock Split

On September 1, 2016, the Company’s board of directors and stockholders approved a resolution to amend the Company’s Certificate of Incorporation and to authorize the Company to effect a reverse split of the Company’s outstanding common stock at a ratio of 1-for-10 (the “Reverse Split”). On September 9, 2016, the Company effected the Reverse Split. Upon effectiveness of the Reverse Split, every ten (10) shares of outstanding common stock decreased to one (1) share of common stock. Throughout this report, the Reverse Split was retroactively applied to all periods presented.

NOTE 2 - RECLASSIFICATION OF DEFERRED DEBT ISSUANCE COSTS AND REVERSE STOCK SPLIT

On September 1, 2016, the Company’s board of directors and stockholders approved a resolution to amend the Company’s Certificate of Incorporation and to authorize the Company to effect a reverse split of the Company’s outstanding common stock at a ratio of 1-for-10 (the “Reverse Split”). On September 9, 2016, the Company effected the Reverse Split. Upon effectiveness of the Reverse Split, every 10 shares of outstanding common stock decreased to one share of common stock. Throughout this report, the Reverse Split was retroactively applied to all periods presented.

In April 2015, the FASB issued Accounting Standards Update 2015-03, Interest - Imputation of Interest (Subtopic 835-30), Simplifying the Presentation of Debt Issuance Costs (“ASU 2015-03”), which provides guidance for simplifying the presentation of debt issuance costs. ASU 2015-03 requires that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of debt liability, consistent with debt discounts or premiums. This guidance will be effective for fiscal years beginning after December 15, 2015, and early adoption is permitted for financial statements that have not been previously issued. The standard requires application on a retrospective basis and represents a change in accounting principle. In addition, in August 2015, Accounting Standards Update 2015-15, Interest - Imputation of Interest (“ASU 2015-15”), was released, which codified guidance pursuant to the SEC Staff Announcement at the June 18, 2015 Emerging Issues Task Force (EITF) meeting about the presentation and subsequent measurement of debt issuance costs associated with line-of-credit arrangements. Given the absence of authoritative guidance within ASU 2015-03 for debt issuance costs related to line-of-credit arrangements, ASU 2015-15 states the SEC staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. In accordance with the 2016 adoption of Accounting Standards Update 2015-03, the Company revised the presentation of its previously reported December 31, 2015 Consolidated Balance Sheet to reflect a deduction of $52,810 of deferred debt issuance costs from the amount of convertible notes payable previously presented.